Business Combinations - Summary of Acquired Assets and Assumed Liabilities at the Date of the Acquisition (Detail) - Boa Vista Servicos S A [member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure Of Detailed Information Of Acquired Assets And Assumed Liabilities At The Date Of The Acquisition [Line Items]
Cash and cash equivalents	R$ 1,172,874
Trade accounts receivable and other current assets	172,054
Other assets, net	240,292
Purchased intangible assets	1,182,628
Goodwill	1,994,493
Total assets acquired	4,762,341
Total liabilities assumed	(522,344)
Net assets acquired	R$ 4,239,997